PATENTS (Details) - Finite-lived Intangible Assets Amortization Expense - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Finite-lived Intangible Assets Amortization Expense [Abstract]
Amortization Expense	$ 1,134	$ 9	$ 3,402	$ 1,428	$ 2,810	$ 1,878